Cover	Jul. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2022
Entity File Number	001-36492
Entity Registrant Name	AGEAGLE AERIAL SYSTEMS INC.
Entity Central Index Key	0000008504
Entity Tax Identification Number	88-0422242
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	117 S. 4th Street
Entity Address, City or Town	Neodesha
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66757
City Area Code	(620)
Local Phone Number	325-6363
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	UAVS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false